9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Amounts paid or payable		$ 174,912	$ 176,625	$ 173,400
Option based payment		333,918	1,608,019	221,193
Owed at year end		30,856	14,468	13,978
Director for Investor Relations
Amounts paid or payable		132,000	132,000	132,000
Option based payment		333,918	1,094,123	221,193
Owed at year end		23,231	12,919	12,246
Consulting (a)
Amounts paid or payable	[1]	1,125	5,400	675
Option based payment	[1]	0	158,060	0
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	41,787	39,225	40,725
Option based payment	[2]	0	355,836	0
Owed at year end	[2]	$ 7,625	$ 1,549	$ 1,732

[1]	fees for services which have been capitalized to subcontracts on the Morrison claims and as option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	for accounting and management services.